Current and Deferred Income Tax and Social Contribution (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current and Deferred Income Tax and Social Contribution
Loss before income tax and social contribution for the year	R$ (155,843)	R$ (71,053)	R$ (90,315)
Nominal statutory rate of income tax and social contribution	34.00%	34.00%	34.00%
IRPJ and CSLL calculated at the nominal rates	R$ 52,987	R$ 24,158	R$ 30,707
Permanent Additions	(7,265)	1,246	(1,100)
Additional IRPJ	24
Impairment write-off on Tax loss carryforward	(8,657)
Total IRPJ and CSLL	37,089	25,404	29,607
Current IRPJ and CSLL in the result	(11,297)	7,874	(22,113)
Deferred IRPJ and CSLL in the result	48,386	17,530	51,720
Income tax and social contribution	R$ 37,089	R$ 25,404	R$ 29,607
Effective tax rate of Income and social contribution tax expenses	24.00%	36.00%	33.00%